10-K Leases - Schedule of Future Minimum Lease Payment Obligations Under Non-Cancelable Operating Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Leases [Abstract]
2024	$ 1,421	$ 564
2025	1,331	90
2026	1,331	0
2027		0
Later years		0
Total undiscounted future minimum lease payments	4,610	654
Less: Discount impact	(375)	(4)
Total discounted operating lease liability	$ 4,234	$ 650	$ 4,200	$ 1,200